UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-22548]

Wall Street EWM Funds Trust
 (Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Name and address of agent for service)

(646) 265-2380
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Evercore Equity Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Chemicals - 3.1%
Celanese Corp.	38,600	$4,024,822

Containers & Packaging - 2.9%
WestRock Co.	66,500	3,772,545

Diversified - 2.1%
3M Co.	13,000	2,728,700

Drugs - 2.2%
Allergan PLC (a)	14,400	2,951,280

Electrical Equipment - 4.8%
A.O. Smith Corp.	53,600	3,185,448
Roper Industries, Inc.	12,800	3,115,520
		6,300,968
Energy Equipment & Services - 3.6%
Core Laboratories NV (a)	22,800	2,250,360
Schlumberger Ltd. (a)	35,700	2,490,432
		4,740,792
Financial Services - 14.4%
BlackRock, Inc.	6,350	2,839,021
East West Bancorp, Inc.	54,500	3,258,010
Mastercard, Inc.	33,000	4,659,600
Synchrony Financial	109,000	3,384,450
The Blackstone Group LP	142,000	4,738,540
		18,879,621
Food Products - 2.6%
Lamb Weston Holdings, Inc.	73,000	3,422,970

Forest Products - 2.9%
Weyerhaeuser Co. - REIT	112,500	3,828,375

Health Care Services - 7.5%
Thermo Fisher Scientific, Inc.	25,000	4,730,000
UnitedHealth Group, Inc.	26,000	5,092,100
		9,822,100
Insurance - 2.7%
Chubb Ltd. (a)	24,900	3,549,495

Machinery - 2.0%
Welbilt, Inc. (b)	112,000	2,581,600

Office Equipment - 2.9%
Apple, Inc.	24,700	3,806,764

Property Management - 3.1%
CBRE Group, Inc. - Class A (b)	109,000	4,128,920

Retail - 2.2%
TJX Companies, Inc.	40,000	2,949,200

Semiconductors - 5.7%
NXP Semiconductors NV (a)(b)	30,000	3,392,700
Texas Instruments, Inc.	45,000	4,033,800
		7,426,500
Services - 9.5%
Accenture PLC - Class A (a)	26,300	3,552,341
Alphabet, Inc. - Class A (b)	2,000	1,947,440
Alphabet, Inc. - Class C (b)	3,257	3,123,821
Amazon.com, Inc. (b)	3,950	3,797,333
		12,420,935
Software - 7.0%
Adobe Systems, Inc. (b)	21,100	3,147,698
Ansys, Inc. (b)	16,600	2,037,318
Microsoft Corp.	54,700	4,074,603
		9,259,619
Specialty Retail - 12.3%
Alibaba Group Holding Ltd. (b)	10,500	1,813,455
AutoNation, Inc. (b)	53,000	2,515,380
AutoZone, Inc. (b)	5,300	3,154,083
Dorman Products, Inc.(b)	32,000	2,291,840
Home Depot, Inc.	25,000	4,089,000
Nike, Inc. - Class B	45,000	2,333,250
		16,197,008
Telecommunications - 2.9%
American Tower Corp. - REIT	27,500	3,758,700

TOTAL COMMON STOCKS (Cost $77,501,009)		126,550,914

SHORT TERM INVESTMENT - 3.6%
Invesco Government & Agency Portfolio, Institutional Class, 0.93% (c)	4,681,879	4,681,879
SHORT TERM INVESTMENT (Cost $4,681,879)		4,681,879

Total Investments (Cost $82,182,888) - 100.0%		$131,232,793
Other Assets in Excess of Liabilities - 0.0%		43,205
TOTAL NET ASSETS - 100.0%		$131,275,998

(a) Foreign Domiciled
(b) Non-income producing security
(c) The rate shown is the annualized seven day effective yield as of September 30, 2017.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2017:
	Level 1	Level 2	Level 3	Total
Common Stocks	$126,550,914	$ –	$ –	$126,550,914
Short-Term Investment	4,681,879	–	–	4,681,879
Total Investments	$131,232,793	$ –	$ –	$131,232,793

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2017, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows:

Evercore Equity Fund
Cost of investments	$ 82,182,888
Gross unrealized appreciation	51,103,703
Gross unrealized depreciation	(2,053,798)
Net unrealized appreciation	$ 49,049,905

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wall Street EWM Funds Trust

By (Signature and Title) /s/ Frederick Taylor
                                           Frederick Taylor, President

Date                                  November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick Taylor
                                              Frederick Taylor, President

Date                                November 21, 2017

By (Signature and Title)* /s/ John J. Rendinaro
                                              John J. Rendinaro, Treasurer

Date                                November 21, 2017

* Print the name and title of each signing officer under his or her signature.